First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 18.7%
37	Axon Enterprise, Inc. (a)	$21,013
63	BWX Technologies, Inc.	10,889
407	Byrna Technologies, Inc. (a)	6,834
761	Cadre Holdings, Inc.	31,079
45	Carpenter Technology Corp.	14,168
40	Curtiss-Wright Corp.	22,051
167	Ducommun, Inc. (a)	15,887
181	General Dynamics Corp.	60,935
93	General Electric Co.	28,647
103	Howmet Aerospace, Inc.	21,117
56	Huntington Ingalls Industries, Inc.	19,044
198	Kratos Defense & Security Solutions, Inc. (a)	15,030
103	L3Harris Technologies, Inc.	30,238
907	Leonardo DRS, Inc.	30,920
133	Mercury Systems, Inc. (a)	9,710
99	National Presto Industries, Inc.	10,569
39	Northrop Grumman Corp.	22,238
480	Park Aerospace Corp.	10,243
		380,612
	Building Products — 9.1%
97	AAON, Inc.	7,396
128	Advanced Drainage Systems, Inc.	18,538
233	Armstrong World Industries, Inc.	44,526
49	Carlisle Cos., Inc.	15,673
57	CSW Industrials, Inc.	16,731
235	Gibraltar Industries, Inc. (a)	11,619
36	Lennox International, Inc.	17,481
195	Trex Co., Inc. (a)	6,841
243	UFP Industries, Inc.	22,125
516	Zurn Elkay Water Solutions Corp.	23,989
		184,919
	Chemicals — 3.1%
584	AdvanSix, Inc.	10,103
218	Balchem Corp.	33,432
59	Hawkins, Inc.	8,382
1,174	LSB Industries, Inc. (a)	9,979
		61,896
	Commercial Services & Supplies — 8.6%
460	ABM Industries, Inc.	19,458
201	Casella Waste Systems, Inc., Class A (a)	19,686
140	Clean Harbors, Inc. (a)	32,827
442	HNI Corp.	18,582
Shares	Description	Value

	Commercial Services & Supplies (Continued)
249	Republic Services, Inc.	$52,771
521	Rollins, Inc.	31,270
		174,594
	Construction & Engineering — 3.1%
16	Comfort Systems USA, Inc.	14,933
23	EMCOR Group, Inc.	14,071
199	Granite Construction, Inc.	22,955
53	MYR Group, Inc. (a)	11,580
		63,539
	Construction Materials — 1.6%
147	Knife River Corp. (a)	10,341
668	Titan America S.A.	11,009
85	United States Lime & Minerals, Inc.	10,178
		31,528
	Containers & Packaging — 3.3%
330	International Paper Co.	12,999
634	Myers Industries, Inc.	11,869
202	Packaging Corp. of America	41,658
		66,526
	Electrical Equipment — 2.6%
58	Acuity, Inc.	20,882
55	Generac Holdings, Inc. (a)	7,501
57	Hubbell, Inc.	25,314
		53,697
	Energy Equipment & Services — 2.0%
426	Cactus, Inc., Class A	19,460
801	Ranger Energy Services, Inc., Class A	11,198
1,004	Select Water Solutions, Inc.	10,562
		41,220
	Ground Transportation — 12.4%
141	ArcBest Corp.	10,461
837	CSX Corp.	30,341
188	J.B. Hunt Transport Services, Inc.	36,536
235	Landstar System, Inc.	33,769
2,613	Marten Transport Ltd.	29,736
126	Old Dominion Freight Line, Inc.	19,757
37	Saia, Inc. (a)	12,081
1,119	Schneider National, Inc., Class B	29,687
212	Union Pacific Corp.	49,040
		251,408

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.5%
116	Okta, Inc. (a)	$10,031
	Machinery — 6.6%
264	Astec Industries, Inc.	11,436
135	Federal Signal Corp.	14,660
171	Graham Corp. (a)	10,983
326	Miller Industries, Inc.	12,183
133	Oshkosh Corp.	16,709
238	Proto Labs, Inc. (a)	12,040
185	REV Group, Inc.	11,250
70	SPX Technologies, Inc. (a)	14,004
261	Toro (The) Co.	20,546
216	Worthington Enterprises, Inc.	11,139
		134,950
	Metals & Mining — 4.0%
597	Metallus, Inc. (a)	10,245
84	Nucor Corp.	13,701
82	Reliance, Inc.	23,687
77	Steel Dynamics, Inc.	13,048
1,277	SunCoke Energy, Inc.	9,194
331	Worthington Steel, Inc.	11,459
		81,334
	Oil, Gas & Consumable Fuels — 16.7%
479	BKV Corp. (a)	13,005
215	California Resources Corp.	9,613
212	Chord Energy Corp.	19,652
351	Civitas Resources, Inc.	9,509
352	ConocoPhillips	32,951
997	Coterra Energy, Inc.	26,241
546	Devon Energy Corp.	20,000
312	EOG Resources, Inc.	32,763
297	HF Sinclair Corp.	13,686
1,029	Magnolia Oil & Gas Corp., Class A	22,525
124	Marathon Petroleum Corp.	20,166
321	Matador Resources Co.	13,623
387	Murphy Oil Corp.	12,094
331	Ovintiv, Inc.	12,972
1,413	Permian Resources Corp.	19,824
164	Phillips 66	21,163
366	Riley Exploration Permian, Inc.	9,662
477	Viper Energy, Inc., Class A	18,426
663	Vitesse Energy, Inc.	12,769
		340,644
	Professional Services — 6.0%
62	CRA International, Inc.	12,443
418	Exponent, Inc.	29,034
104	Huron Consulting Group, Inc. (a)	17,983
1,001	Legalzoom.com, Inc. (a)	9,940
Shares	Description	Value

	Professional Services (Continued)
99	Leidos Holdings, Inc.	$17,860
120	Parsons Corp. (a)	7,416
126	Verisk Analytics, Inc.	28,185
		122,861
	Software — 1.6%
413	Alarm.com Holdings, Inc. (a)	21,071
326	Clear Secure, Inc., Class A	11,436
		32,507

	Total Investments — 99.9%	2,032,266
	(Cost $2,017,956)
	Net Other Assets and Liabilities — 0.1%	2,467
	Net Assets — 100.0%	$2,034,733

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,032,266	$2,032,266	$—	$—

*	See Portfolio of Investments for industry breakout.

Licensing Information
Richard Bernstein Advisors and Richard Bernstein Advisors U.S. Deglobalization Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.